Empower Core Strategies US Equity Fund Expense Example - Empower Core Strategies US Equity Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	366
Expense Example, with Redemption, 10 Years	834
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	$ 1,119